Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Debt securities in issue [line items]
Debt securities in issue	¥ 11,948,252	¥ 11,428,437
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	2,588,279	2,424,579
Unsubordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	8,316,555	8,000,837
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,043,418	¥ 1,003,021